Revenues - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Balance at beginning of year		$ 8
Deferred revenue relating to new sales	387	200
Revenue recognition during the period	(85)	(8)
Balance at end of year	$ 502